CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (18,524,477)	$ (7,195,789)	$ (29,752,298)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	(514,706)	136,007	(373,040)
Comprehensive loss	(19,039,183)	(7,059,782)	(30,125,338)
Comprehensive loss (income) attributable to the non- controlling interest	315,632	(327,941)	579,222
Comprehensive loss attributable to the Company	$ (18,723,551)	$ (7,387,723)	$ (29,546,116)